July 2, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: PRIAC Variable Contract Account A

Registration Statement File No.: 333-139334

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, Prudential Retirement Insurance and Annuity Company, on behalf of the PRIAC Variable Contract Account A (the “Account”), hereby certifies : (1) that the text of the Account’s most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.

Respectfully submitted,

/s/ John M. Ewing
John M. Ewing Vice President and Corporate Counsel